DEFERRED INCOME TAXES - Source of Changes in Deferred Tax Balances and Income Tax Related Contingent Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Source of Changes in Deferred Tax Balances
Income from continuing operations before income taxes	$ (345)	$ (151)
Increase (decrease) in income tax payable	(2)	65
Tax impact of amounts recognized within accumulated OCI	19	(6)
Increase (decrease) in other tax payable	0	12
Increase (decrease) in deferred tax liability (asset)	(328)	(80)
Income Tax Related Contingent Liabilities
Source of Changes in Deferred Tax Balances
Estimated financial effect of contingent liabilities	266	327
Net additions based on uncertain tax positions related to prior years	19	39
Reductions for tax positions of prior years	(28)	(100)
Estimated financial effect of contingent liabilities	257	266
Property, plant and equipment
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(181)	(112)
Environmental rehabilitation
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(97)	29
Tax loss carry forwards
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(127)	(54)
AMT and other tax credits [Member]
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(3)	(14)
Inventory
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	48	81
Other
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ 32	$ (10)